Document and Entity Information	May 17, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001512762
Document Type	8-K/A
Document Period End Date	May 17, 2022
Entity Registrant Name	COHERUS BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36721
Entity Tax Identification Number	27-3615821
Entity Address, Address Line One	333 Twin Dolphin Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	649-3530
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CHRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Original Report to disclose that on October 5, 2022, in light of the outcome of the stockholder vote, the Company’s Board of Directors adopted a resolution providing that the Company will hold future stockholder advisory votes on the compensation of the Company’s named executive officers on an annual basis. This policy will remain in effect until the next required stockholder vote on the frequency of advisory votes on the compensation of named executive officers, which is required to occur no later than the Company’s Annual Meeting of Stockholders in 2028.